CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share Capital [Member]	Warrants [Member]	Contributed Surplus [Member]	Convertible Debt Reserves[Member]	Accumulated Deficit [Member]	Total Shareholders' Equity [member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 9,756,732		$ 3,043,099		$ (9,097,537)	$ 3,702,294		$ 3,702,294
Balance, shares at Dec. 31, 2016	67,794,698	8,489,451
Units issued on prospectus offerings	$ 36,260,901	$ 4,679,773				40,940,674		40,940,674
Units issued on prospectus offerings, shares	24,870,100	12,690,250
Compensation options	$ (350,098)		350,098
Acquisition of Northern Vine Canada Inc. (Note 7)							2,066,826	2,066,826
Shares issued on stock option exercises (Note 13)	$ 1,699,945		(579,885)			1,120,060		1,120,060
Shares issued on stock option exercises (Note 13), shares	1,531,250
Shares issued on warrant exercises (Note 13)	$ 32,314,959	$ (4,396,189)				27,918,770		27,918,770
Shares issued on warrant exercises (Note 13), shares	11,845,075	(11,845,075)
Shares issued on compensation option exercises	$ 1,398,676	$ 178,188	(350,098)			1,226,766		1,226,766
Shares issued on compensation option exercises, shares	746,103	373,051
Share issuance costs	$ (3,168,869)					(3,168,869)		(3,168,869)
Share-based payments (Note 14)			2,822,495			2,822,495		2,822,495
Net loss and comprehensive loss					(8,731,832)	(8,731,832)	(109,992)	(8,841,824)
Balance at Dec. 31, 2017	$ 77,912,246	$ 461,772	5,285,709		(17,829,369)	65,830,358	1,956,834	67,787,192
Balance, shares at Dec. 31, 2017	106,787,226	9,707,677
Units issued on prospectus offerings	$ 51,540,000	$ 9,060,000				60,600,000		60,600,000
Units issued on prospectus offerings, shares	14,000,000	10,000,000
Acquisition of Verdélite Sciences Inc. (Note 7)	$ 45,000,000					45,000,000		45,000,000
Acquisition of Verdélite Sciences Inc. (Note 7), shares	9,911,894
Shares issued on stock option exercises (Note 13)	$ 1,893,247		(698,716)			1,194,531		1,194,531
Shares issued on stock option exercises (Note 13), shares	1,410,195
Increase in ownership of Avalite Sciences Inc.	$ 4,000,000				(4,449,685)	(449,685)	(1,550,319)	(2,000,004)
Increase in ownership of Avalite Sciences Inc., shares	1,093,938
Shares issued on warrant exercises (Note 13)	$ 24,901,302	$ (3,044,679)				21,856,623		21,856,623
Shares issued on warrant exercises (Note 13), shares	8,239,863	(8,239,863)
Share issuance costs	$ (455,062)					(455,062)		(455,062)
Share-based payments (Note 14)			7,498,450			7,498,450		7,498,450
Warrants expired		$ (2,117,093)	2,117,093
Warrants expired, shares		(3,056,050)						(3,056,050)
Net loss and comprehensive loss					(30,576,893)	(30,576,893)	(406,515)	$ (30,983,408)
Balance at Dec. 31, 2018	$ 204,791,733	$ 4,360,000	14,202,536		(52,855,947)	170,498,322		170,498,322
Balance, shares at Dec. 31, 2018	141,443,116	8,411,764
Adoption of IFRS 16 (Note 2)					(199,093)	(199,093)		(199,093)
Balance, January 1, 2019, as restated at Dec. 31, 2018	$ 204,791,733	$ 4,360,000	14,202,536		(53,055,040)	170,299,229		170,299,229
Balance, January 1, 2019, as restated, shares at Dec. 31, 2018	141,443,116	8,411,764
Shares issued on at-the-market offering (Note 13)	$ 18,768,424					18,768,424		18,768,424
Shares issued on at-the-market offering (Note 13), shares	5,936,500
Shares issued on private placement	$ 3,342,258					3,342,258		3,342,258
Shares issued on private placement, shares	9,558,907
Warrants issued on convertible debentures		$ 1,790,876		382,626		2,173,502		2,173,502
Warrants issued on convertible debentures, shares		12,500,000
Warrants issued on private placement		$ 657,895				657,895		657,895
Warrants issued on private placement, shares		9,558,907
Acquisition of Verdélite Sciences Inc. (Note 7)	$ 8,199,371					8,199,371		8,199,371
Acquisition of Verdélite Sciences Inc. (Note 7), shares	2,129,707
Shares issued on stock option exercises (Note 13)	$ 3,350,272		(2,199,382)			1,150,890		1,150,890
Shares issued on stock option exercises (Note 13), shares	1,918,143
Share issuance costs	$ (1,301,053)					(1,301,053)		(1,301,053)
Share-based payments (Note 14)			11,782,973			11,782,973		11,782,973
Warrants expired		$ (4,360,000)	4,360,000
Warrants expired, shares		(4,000,000)						(4,000,000)
Net loss and comprehensive loss					(111,140,891)	(111,140,891)	(765,635)	$ (111,906,526)
Balance at Dec. 31, 2019	$ 237,151,005	$ 2,448,771	$ 28,146,127	$ 382,626	$ (164,195,931)	$ 103,932,598	$ (765,635)	$ 103,166,963
Balance, shares at Dec. 31, 2019	160,986,373	26,470,671